Fees Summary $ in Thousands	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,250,000.
Narrative - Max Aggregate Offering Price	$ 2,250
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A